united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-08037

AdvisorOne Funds

(Exact name of registrant as specified in charter)

17605 Wright Street Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 402-493-3313

Date of fiscal year end: 11/30

Date of reporting period: 11/30/14

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Milestone Treasury Obligations Fund

Annual Report

November 30, 2014

ADVISOR

CLS Investments, LLC

Distributed by Northern Lights Distributors, LLC, Member FINRA

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Milestone Treasury Obligations Fund.

MILESTONE TREASURY OBLIGATIONS FUND

Letter to Our Shareholders

November 30, 2014

Dear Investors:

During the past year, the Milestone Treasury Obligations Fund focused on its conservative investment philosophy and management discipline. We are proud to provide this annual report which highlights the results of our conservative, compliance-driven investment philosophy.

As we look ahead to 2015, we remain committed to our mission and values. We look forward to continuing to work in partnership with you all to address your liquidity objectives and cash management priorities. We will continue to explore new cash management capabilities in direct response to requests from both current and prospective investors.

Thank you again for investing in the Milestone Treasury Obligations Fund and feel free to contact us directly to tell us how we can be of service to you. We welcome your feedback and input as we continue to uphold our commitment to you based on our core principles.

Best regards,

Marc Pfeffer

CLS Investments, LLC

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

6066-NLD-1/28/2015

Milestone Treasury Obligations Fund

PORTFOLIO SUMMARY (Unaudited)

November 30, 2014

PORTFOLIO BREAKDOWN

All data is as of November 30, 2014. The Portfolio breakdown is expressed as a percentage of total investments and may vary over time.

Milestone Treasury Obligations Fund

PORTFOLIO OF INVESTMENTS

November 30, 2014

	Principal	Interest	Maturity	Value
	Amount	Rate	Date	(Note 1)

U.S. Government Obligations - 42.8%

U.S. Treasury Bills * - 32.9%
	$25,000,000	0.00%	12/4/2014	$24,999,938
	15,000,000	0.00%	12/26/2014	14,999,427
	15,000,000	0.00%	1/2/2015	14,999,933
	15,000,000	0.00%	1/29/2015	14,998,648
	10,000,000	0.00%	2/5/2015	9,998,717
	35,000,000	0.00%	4/23/2015	34,992,939
	15,000,000	0.00%	4/30/2015	14,996,562
	30,000,000	0.00%	5/7/2015	29,992,150
	15,000,000	0.00%	5/21/2015	14,995,013
				174,973,327

U.S. Treasury Notes - 9.9%
	32,500,000	0.25%	1/15/15	32,506,886
	20,000,000	0.25%	3/31/15	20,010,934
				52,517,820

Total U.S. Government Obligations (Cost $227,491,147)				227,491,147

Repurchase Agreements - 57.2%

BNP Paribas Securities Corp., dated 11/30/2014, repurchase price $75,000,000 (Collateralized by: U.S. Treasury Notes: $76,365,200, 0.625% - 2.000%, 9/30/2015 - 10/31/2021; aggregate market value plus accrued interest $76,500,009)

	75,000,000	0.09%	12/1/14	75,000,000

Credit Suisse Securities (USA) LLC, dated 11/30/2014, repurchase price $55,000,000 (Collateralized by: U.S. Treasury Bonds: $28,646,800 7.50% - 10.625%, 8/15/15 - 11/15/21; aggregate market value plus accrued interest $39,792,090; U.S. Treasury Notes: $16,034,300 0.125% - 4.875%, 11/30/2014 - 11/15/2021; aggregate market value plus accrued interest $16,312,998)

	55,000,000	0.10%	12/1/14	55,000,000

Merrill Lynch Fenner Pierce & Smith Inc., dated 11/30/2014, repurchase price $42,100,000 (Collateralized by: U.S. Treasury Notes: $279,800, 0.625%, 10/15/2016; aggregate market value plus accrued interest $280,820; U.S. Treasury Bills: $42,692,900, 0.000%, 8/20/2015; aggregates market value plus accrued interest $42,661,222)

	42,100,000	0.07%	12/1/14	42,100,000

See notes to financial statements.

Milestone Treasury Obligations Fund

PORTFOLIO OF INVESTMENTS (Continued)

November 30, 2014

	Principal	Interest	Maturity	Value
	Amount	Rate	Date	(Note 1)

Repurchase Agreements - 57.2% (Cont.)

Societe Generale, dated 11/30/2014, repurchase price $132,000,000 (Collateralized by: U.S. Treasury STRIPS: $37,156,090, 0.00%, 8/15/2038-05/15/2044; aggregate market value plus accrued interest $15,481,229; U.S. Treasury Notes: $17,500,000, 2.125%, 06/30/2021; aggregate market value plus accrued interest $17,893,215; U.S. Treasury Inflationary Notes: $38,252,100, 0.625% - 1.125%, 1/15/2021-07/15/2021; aggregate market value plus accrued interest $42,911,335; U.S. Treasury Inflationary Bond: $57,832,500, 0.750%, 02/15/2042; aggregate market value plus accrued interest $58,151,314; U.S. Treasury Bond: $155,500, 4.500%, 02/15/2036; aggregate market value plus accrued interest $202,907)

	$132,000,000	0.08%	12/1/14	$132,000,000

Total Repurchase Agreements (Cost $304,100,000)				304,100,000

Total Investments (Cost $531,591,147) - 100.0% (a)				$531,591,147
Liabilities in Excess of Other Assets - (0.0)%				(141,356)
Net Assets - 100.0%				$531,449,791

STRIPS - Separate Trading of Registered Interest and Principal Securities. Treasury STRIPS are fixed-income securities sold at a significant discount to face value and offer no interest payments because they mature at par.

*	Coupon rate shown is the discounted rate at time of purchase for U.S. Treasury Bills.

(a)	The cost stated also approximates the aggregate cost for Federal income tax purposes.

See notes to financial statements.

Milestone Treasury Obligations Fund

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2014

ASSETS
Investments, at value and cost	$227,491,147
Repurchase agreements, at value and cost	304,100,000
Cash	5,117
Receivable due from Advisor	31,416
Interest receivable	41,352
Prepaid expenses and other assets	33,877
TOTAL ASSETS	531,702,909

LIABILITIES
Fees payable to other affiliates	54,468
Dividends payable	2,007
Accrued trustee fees	5,403
Compliance officer fees payable	10,286
Accrued expenses and other liabilities	180,954
TOTAL LIABILITIES	253,118
NET ASSETS	$531,449,791

Net Assets Consist Of:
Shares of beneficial interest ($0 par value, unlimited shares authorized)	$531,449,973
Accumulated net realized loss from security transactions	(182)
NET ASSETS	$531,449,791

See notes to financial statements.

Milestone Treasury Obligations Fund

STATEMENT OF ASSETS AND LIABILITIES (Continued)

November 30, 2014

Net Asset Value Per Share:
Investor Shares:
Net Assets	$43,238,775
Shares of beneficial interest outstanding	43,210,374
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$1.00

Institutional Shares:
Net Assets	$381,207,678
Shares of beneficial interest outstanding	381,100,333
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$1.00

Financial Shares:
Net Assets	$67,526,758
Shares of beneficial interest outstanding	67,600,104
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$1.00

Premium Shares:
Net Assets	$39,476,580
Shares of beneficial interest outstanding	39,536,991
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$1.00

See notes to financial statements.

Milestone Treasury Obligations Fund

STATEMENT OF OPERATIONS

For the Year Ended November 30, 2014

INVESTMENT INCOME
Interest	$223,931
TOTAL INVESTMENT INCOME	223,931

EXPENSES
Investment advisory fees	360,735
Distribution (12b-1) fees:
Premium Shares	107,932
Shareholder service fees:
Institutional Shares	193,376
Premium Shares	109,838
Investor Shares	84,822
Financial Shares	43,716
Accounting services fees	290
Registration fees	69,233
Administrative services fees	77,021
Transfer agent fees	49,455
Professional fees	44,866
Trustees fees and expenses	21,636
Printing and postage expenses	17,947
Compliance officer fees	5,842
Other expenses	76,408
TOTAL EXPENSES	1,263,117

Less: Expense Reimbursements/waivers	(1,057,218)

NET EXPENSES	205,899
NET INVESTMENT INCOME	18,032

REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss from security transactions	(182)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(182)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$17,850

See notes to financial statements.

Milestone Treasury Obligations Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	November 30, 2014	November 30, 2013

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$18,032	$16,506
Net realized loss from security transactions	(182)	—
Net increase in net assets resulting from operations	17,850	16,506

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Investor Shares	—	(224)
Institutional Shares	—	(499)
Financial Shares	—	(643)
Premium Shares	—	(220)
From net investment income:
Investor Shares	(1,688)	(1,981)
Institutional Shares	(9,737)	(4,363)
Financial Shares	(4,445)	(7,565)
Premium Shares	(2,162)	(2,597)
Net decrease in net assets from distributions to shareholders	(18,032)	(18,092)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST *
Proceeds from shares sold:
Investor Shares	99,921,567	128,687,168
Institutional Shares	2,032,301,834	980,867,120
Financial Shares	1,284,388,500	1,019,072,508
Premium Shares	33,848,684	44,405,455
Net asset value of shares issued in reinvestment of distributions:
Investor Shares	867	835
Institutional Shares	407	487
Financial Shares	2	5
Payments for shares redeemed:
Investor Shares	(107,512,846)	(131,897,128)
Institutional Shares	(1,731,058,719)	(976,712,734)
Financial Shares	(1,274,765,389)	(1,024,541,924)
Premium Shares	(33,005,487)	(54,009,691)
Net increase (decrease) in net assets from shares of beneficial interest	304,119,420	(14,127,899)

TOTAL INCREASE (DECREASE) IN NET ASSETS	304,119,238	(14,129,485)

NET ASSETS
Beginning of Year	227,330,553	241,460,038
End of Year **	$531,449,791	$227,330,553
* Share transactions at net asset value of $1.00 per share
** Includes undistributed net investment income of:	$—	$—

See notes to financial statements.

Milestone Treasury Obligations Fund

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Year Ended	Year Ended
	November 30, 2014	November 30, 2013

SHARE ACTIVITY
Investor Shares:
Shares Sold	99,921,567	128,687,168
Shares Reinvested	867	835
Shares Redeemed	(107,512,846)	(131,897,128)
Net increase (decrease) in shares of beneficial interest outstanding	(7,590,413)	(3,209,125)

Institutional Shares:
Shares Sold	2,032,301,834	980,867,120
Shares Reinvested	407	486
Shares Redeemed	1,731,058,719	(976,712,735)
Net increase in shares of beneficial interest outstanding	3,763,360,961	4,154,871

Financial Shares:
Shares Sold	1,284,388,500	1,019,072,508
Shares Reinvested	2	6
Shares Redeemed	(1,274,765,389)	(1,024,541,923)
Net decrease in shares of beneficial interest outstanding	9,623,112	(5,469,409)

Premium Shares:
Shares Sold	33,848,684	44,405,455
Shares Redeemed	(33,005,487)	(54,009,691)
Net increase (decrease) in shares of beneficial interest outstanding	843,197	(9,604,236)

See notes to financial statements.

Milestone Treasury Obligations Fund

FINANCIAL HIGHLIGHTS

	Investor Shares

	Year Ended November 30,
	2014		2013		2012		2011		2010

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00

Activity from investment operations:
Net investment income	0.000	(a,b)	0.000	(a,b)	0.000	(a,b)	0.000	(a,b)	0.000	(b)

Less distributions from:
Net investment income	(0.000	) (b)	(0.000	) (b)	(0.000	) (b)	(0.000	) (b)	(0.000	) (b)
Net realized gains	—		(0.000	) (b)	—		—		—
Total distributions	(0.000)		(0.000)		(0.000)		(0.000)		(0.000)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00

Total return	0.00%		0.00%		0.01%		0.01%		0.01%

Net assets, at end of period (000s)	$43,239		$50,829		$54,039		$53,492		$52,814

Ratio of gross expenses to average net assets (c)	0.45%		0.41%		0.46%		0.55%		0.59%
Ratio of net expenses to average net assets	0.06	% (d)	0.10	% (d)	0.18	% (d)	0.13	% (e)	0.19	% (e)
Ratio of net investment income to average net assets	0.00	% (f)	0.00	% (f)	0.01%		0.00	% (f)	0.00	% (f)

(a)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Amount represents less than $0.01 per share.

(c)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(d)	The Adviser, CLS Investments, LLC, has agreed to waive additional fees in order to maintain a positive return. The additional waiver, 0.27% and 0.16% for the periods ended November 30, 2012 and November 30, 2013 respectively, and 0.16% for the year ended November 30, 2014, decreased the net expense ratio.

(e)	The previous Adviser, Milestone Capital Management, LLC, had agreed to waive additional fees in order to maintain a positive return. The additional waiver, 0.26%, and 0.32% for the periods ended November 30, 2010 through November 30, 2011, respectively, decreased the net expense ratio. A portion of the waiver for the period ended November 30, 2011 were waived by CLS Investments, LLC.

(f)	Less than 0.005%.

See notes to financial statements.

Milestone Treasury Obligations Fund

FINANCIAL HIGHLIGHTS

	Institutional Shares

	Year Ended November 30,
	2014		2013		2012		2011		2010

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00

Activity from investment operations:
Net investment income	0.000	(a,b)	0.000	(a,b)	0.000	(a,b)	0.000	(a,b)	0.000	(b)

Less distributions from:
Net investment income	(0.000	) (b)	(0.000	) (b)	(0.000	) (b)	(0.000	) (b)	(0.000	) (b)
Net realized gains	—		(0.000	) (b)	—		—		—
Total distributions	(0.000)		(0.000)		(0.000)		(0.000)		(0.000)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00

Total return	0.00%		0.01%		0.01%		0.01%		0.01%

Net assets, at end of period (000s)	$381,208		$79,964		$75,810		$240,723		$365,139

Ratio of gross expenses to average net assets (c)	0.30%		0.27%		0.30%		0.34%		0.35%
Ratio of net expenses to average net assets	0.06	% (d)	0.09	% (d)	0.14	% (d)	0.13	% (e)	0.19	% (e)
Ratio of net investment income to average net assets	0.00	% (f)	0.01%		0.01%		0.00	% (f)	0.01%

(a)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Amount represents less than $0.01 per share.

(c)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(d)	The Adviser, CLS Investments, LLC, has agreed to waive additional fees in order to maintain a positive return. The additional waiver, 0.06% and 0.08% for the periods ended November 30, 2012 and November 30, 2013, respectively, and 0.14% for the year ended November 30, 2014 decreased the net expense ratio.

(e)	The previous Adviser, Milestone Capital Management, LLC, had agreed to waive additional fees in order to maintain a positive return. The additional waiver, 0.01% and 0.07%, for the periods ended November 30, 2010, and November 30, 2011, respectively, decreased the net expense ratio. A portion of the waiver for the period ended November 30, 2011 were waived by CLS Investments, LLC.

(f)	Less than 0.005%.

See notes to financial statements.

Milestone Treasury Obligations Fund

FINANCIAL HIGHLIGHTS

	Financial Shares

	Year Ended November 30,
	2014		2013		2012		2011		2010

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00

Activity from investment operations:
Net investment income	0.000	(a,b)	0.000	(a,b)	0.000	(a,b)	0.000	(a,b)	0.001

Less distributions from:
Net investment income	(0.000	) (b)	(0.000	) (b)	(0.000	) (b)	(0.000	) (b)	(0.001)
Net realized gains	—		(0.000	) (b)	—		—		—
Total distributions	(0.000)		(0.000)		(0.000)		(0.000)		(0.001)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00

Total return	0.00%		0.01%		0.02%		0.02%		0.05%

Net assets, at end of period (000s)	$67,527		$57,904		$63,374		$187,070		$520,606

Ratio of gross expenses to average net assets (c)	0.24%		0.23%		0.26%		0.24%		0.20%
Ratio of net expenses to average net assets	0.06	% (d)	0.09	% (d)	0.14	% (d)	0.12	% (e)	0.15%
Ratio of net investment income to average net assets	0.00	% (f)	0.01%		0.02%		0.02%		0.05%

(a)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Amount represents less than $0.01 per share.

(c)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(d)	The Adviser, CLS Investments, LLC, has agreed to waive additional fees in order to maintain a positive return. The additional waiver, 0.01% and 0.03% for the periods ended November 30, 2012 and November 30, 2013, respectively, and 0.09% for the year ended November 30, 201 decreased the net expense ratio.

(e)	The previous Adviser, Milestone Capital Management, LLC, had agreed to waive additional fees in order to maintain a positive return. The additional waiver, 0.03%, for the period ended November 30, 2011, decreased the net expense ratio. A portion of the waiver for the period ended November 30, 2011 were waived by CLS Investments, LLC.

(f)	Less than 0.005%.

See notes to financial statements.

Milestone Treasury Obligations Fund

FINANCIAL HIGHLIGHTS

	Premium Shares

	Year Ended November 30,
	2014		2013		2012		2011		2010

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00

Activity from investment operations:
Net investment income	0.000	(a,b)	0.000	(a,b)	0.000	(a,b)	0.000	(a,b)	0.000	(b)

Less distributions from:
Net investment income	(0.000	) (b)	(0.000	) (b)	(0.000	) (b)	(0.000	) (b)	(0.000	) (b)
Net realized gains	—		(0.000	) (b)	—		—		—
Total distributions	(0.000)		(0.000)		(0.000)		(0.000)		(0.000)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00

Total return	0.00%		0.00%		0.01%		0.01%		0.01%

Net assets, at end of period (000s)	$39,477		$38,633		$48,238		$47,872		$365,987

Ratio of gross expenses to average net assets (c)	0.70%		0.67%		0.71%		0.70%		0.65%
Ratio of net expenses to average net assets	0.06	% (d)	0.10	% (d)	0.19	% (d)	0.13	% (e)	0.19	% (e)
Ratio of net investment income to average net assets	0.00	% (f)	0.00	% (f)	0.01%		0.00	% (f)	0.00	% (f)

(a)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Amount represents less than $0.01 per share.

(c)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(d)	The Adviser, CLS Investments, LLC, has agreed to waive additional fees in order to maintain a positive return. The additional waiver, 0.46% and 0.17% for the periods ended November 30, 2012 and November 30, 2013, respectively, and 0.16% for the year ended November 30, 2014 decreased the net expense ratio.

(e)	The previous Adviser, Milestone Capital Management, LLC, had agreed to waive additional fees in order to maintain a positive return. The additional waivers, 0.46%, and 0.52%, for the periods ended November 30, 2010 through November 30, 2011, respectively, decreased the net expense ratio. A portion of the waiver for the period ended November 30, 2011 were waived by CLS Investments, LLC.

(f)	Less than 0.005%.

See notes to financial statements.

Milestone Treasury Obligations Fund
NOTES TO FINANCIAL STATEMENTS
November 30, 2014

NOTE 1. ORGANIZATION

The Milestone Treasury Obligations Fund (the “Fund”), formerly known as the Treasury Obligations Portfolio (“Predecessor Fund”), was reorganized into the AdvisorOne Funds (the “Trust”) on January 23, 2012. The Fund is a diversified series of the Trust. The Trust was formed as a Delaware business trust in December 1996 and is registered as an open-end, management investment company under the Investment Company Act of 1940. The Predecessor Fund was a series of the Milestone Funds, a Delaware business trust formed on July 14, 1994. The Fund is registered as an open-end, management investment company under the Investment Company Act of 1940 and authorized to issue an unlimited number of shares of beneficial interest without par value of four classes of shares: Investor Shares, Institutional Shares, Financial Shares and Premium Shares. The Fund is a money market fund that seeks to provide its shareholders with the maximum current income that is consistent with the preservation of capital and the maintenance of liquidity.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Valuation of Securities - Securities in which the Fund invests may be valued at amortized cost. Under the amortized cost method, a portfolio instrument is valued at cost and any premium or discount is amortized to maturity. Amortization of premium and accretion of market discount are charged to income.

A Fund may hold securities for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a

Milestone Treasury Obligations Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2014

particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Milestone Treasury Obligations Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2014

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of November 30, 2014 for the Fund’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
U.S. Government Obligations	$—	$227,491,147	$—	$227,491,147
Repurchase Agreements	—	304,100,000	—	304,100,000
Total Investments	$—	$531,591,147	$—	$531,591,147

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 & Level 2 as of November 30, 2014. It is the Fund’s policy to recognize transfers between Level 1 & Level 2 at the end of the reporting period.

*	Refer to the Portfolio of Investments for security classifications.

Repurchase Agreements - The Fund may purchase securities from financial institutions subject to the seller’s agreement to repurchase and the Fund’s agreement to resell the securities at par. The investment adviser only enters into repurchase agreements with financial institutions that are primary dealers and deemed to be creditworthy by the investment adviser in accordance with procedures adopted by the Board of Trustees. Securities purchased subject to repurchase agreements are maintained with a custodian of the Fund and must have, at all times, an aggregate market value plus accrued interest greater than or equal to the repurchase price. If the market value of the underlying securities falls below 102% of the value of the repurchase price, the Fund will require the seller to deposit additional collateral by the next business day. In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Fund has the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities and may claim any resulting loss from the seller.

Milestone Treasury Obligations Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2014

Offsetting of Financial Assets and Derivative Liabilities – The following table presents the Fund’s liability derivatives available for offset, net of collateral pledged as of December 31, 2014:

Gross Amounts Not Offset in the Statement
Assets:					of Assets & Liabilities
			Gross Amounts	Net Amounts of
			Offset in the	Assets Presented in
	Gross Amounts of		Statement of Assets	the Statement of	Financial	Cash Collateral
Description	Recognized Assets		& Liabilities	Assets & Liabilities	Instruments	Received		Net Amount
Repurchase Agreements	$304,100,000	(1)	$—	$304,100,000	$(304,100,000)	$—	(2)	$—
Total	$304,100,000		$—	$304,100,000	$(304,100,000)	$—		$—

(1)	Repurchase Agreements at value as presented in the Portfolio of Investments.

(2)	The amount is limited to the derivative liability balanced and, accordingly, does not include excess collateral pledged.

Security Transactions – Security transactions are recorded on the trade date. Realized gains and losses are recorded on the identified cost basis. The cost of investments for federal income tax purposes at November 30, 2014 is substantially the same as shown on the accompanying portfolio of investments.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund, are charged to that Fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds.

Multiple Class Allocations – Each share of the Fund’s four classes represents an undivided, proportionate interest in the Fund. All income, expenses (other than class specific expenses), and realized gains or losses are allocated daily to each class of shares based on the relative value of the shares of each class. The Fund’s class specific expenses include Shareholder Service fees and Distribution fees. In addition, there are differences among the classes of shares with respect to the minimum investment required and voting rights affecting each class.

Federal Income Taxes – It is the Fund’s policy to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income gains to its shareholders and therefore, no provision for federal income tax has been made.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2011 - 2013, or expected to be taken in the Funds 2014 tax returns. The Fund identified its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund make significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Milestone Treasury Obligations Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2014

Interest Income and Dividends to Shareholders – Interest income is accrued as earned. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities. Dividends to shareholders from each class of the Fund’s net investment income are declared daily and distributed monthly. Net realized capital gains, unless offset by any available capital loss carry-forwards, are distributed at least annually. Net realized capital gains earned by the Fund are considered short-term gains for tax purposes. Distributions to shareholders for tax purposes were ordinary income.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

NOTE 3. INVESTMENT ADVISORY AND OTHER SERVICES

The Fund has entered into an Investment Advisory Agreement with CLS Investments, LLC (the “Adviser”), a subsidiary of NorthStar Financial Services Group, LLC. As compensation for the services rendered, facilities furnished, and expenses borne by the Adviser, the Funds will pay the Adviser a fee accrued daily and paid monthly, at the annualized rate of 0.10% of the average daily net assets of the Fund. For the year ended November 30, 2014, the Advisor waived $66,261 in advisory fees.

For the current period, the Adviser has agreed to waive any portion of its fees and waive or reimburse any other expenses in order to limit the total operating expenses for each share class as follows:

Operating
Expenses
Share Class	per Share
Investor Shares	0.45%
Institutional Shares	0.20%
Financial Shares	0.15%
Premium Shares	0.65%

As of November 30, 2014, the Adviser has $208,176 of waived expenses that may be recovered by the following dates:

November 30, 2015	November 30, 2016	November 30, 2017
$75,124	$66,791	$66,261

Milestone Treasury Obligations Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2014

The Adviser has voluntarily agreed to waive additional fees in order to maintain a positive yield. This agreement may be terminated at any time.

The Trust has adopted a Shareholder Services Plan providing that the Trust may obtain the services of the Adviser and other qualified financial institutions to act as shareholder servicing agents for their customers. Under this plan, the Trust has authorized the Adviser to enter into agreements pursuant to which the shareholder servicing agents perform certain shareholder services.

For these services, the Fund pays servicing fees at an annual rate of the average daily net assets as follows:

Shareholder
Servicing
Share Class	Fees
Investor Shares	0.25%
Institutional Shares	0.10%
Financial Shares	0.05%
Premium Shares	0.25%

The Fund pays the shareholder servicing agents these amounts with respect to shares owned by investors for which the shareholder servicing agents maintain a servicing relationship pursuant to the Shareholder Servicing Agreement.

For the year ended November 30, 2014, the Fund incurred Shareholder Service fees in the amount of $431,752. The Fund waived Shareholder Services fees as follows:

Expense
Share Class	Waiver
Investor Shares	$84,058
Institutional Shares	176,577
Financial Shares	37,645
Premium Shares	105,429
Total	$403,709

Administration, Fund Accounting, Transfer Agent

Pursuant to a separate servicing agreement with Gemini Fund Services (“GFS”), the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Funds.

Milestone Treasury Obligations Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2014

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Gemcom, LLC (“Gemcom”)

Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Fund.

Chief Compliance Officer

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Distributor

The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of the Adviser. The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for the Premium Shares. The plan provides that the Fund may finance activities which are primarily intended to result in the sale of the Premium Shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature and payments to dealers who enter into agreements with the Trust. The plan provides for the payment of a distribution fee to the Distributor, prior to any waivers, at an annualized rate of equal to 0.25% of the average daily net assets of the Premium Shares. The plan will only make payment for expenses actually incurred on a first-in, first-out basis. The plan may carry forward for an unlimited number of years any unreimbursed expenses. As of November 30, 2014, there were no unreimbursed expenses.

For the year ended November 30, 2014, distribution fees paid of the average daily net assets were as follows:

Distribution
Share Class	Fees
Premium Shares	0.00%

Total distribution fees for the Premium Shares for the year ended November 30, 2014, were $107,932 with waivers of $107,932.

Trustees Fees

Prior to July 2014, the Trust paid each Trustee of the Trust who was not an interested person a fee of $6,000 per quarter. In every instance, the cost of the fees are to be allocated among the participating Funds in accordance with a formula that takes into account the overall asset size of each affected Fund. The Trust also reimburses the Trustees for travel and other expenses incurred in attending meetings of the Board. Officers of the Trust and Trustees who are interested persons of the Trust do not receive any

Milestone Treasury Obligations Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2014

direct compensation from the Trust.

Effective July 2014, the Trust pays each Trustee of the Trust who was not an interested person a flat fee of $24,000 per year plus $6,000 for an in-person quarterly meeting or $1,000 per quarter if participating in the meeting by telephone. In every instance, the cost of the fees are to be allocated among the participating Funds in accordance with a formula that takes into account the overall asset size of each affected Fund. The Trust also reimburses the Trustees for travel and other expenses incurred in attending meetings of the Board. Officers of the Trust and Trustees who are interested persons of the Trust do not receive any direct compensation from the Trust.

Two Trustees and certain officers of the Trust are officers of GFS, NLCS, the Adviser and/or the Distributor.

NOTE 4. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of the $18,032 and $18,092 distributions paid during the fiscal years ended November 30, 2014 and November 30, 2013, respectively,was attributed to ordinary income.

As of November 30, 2014, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
Income	Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
$2,109	$—	$(182)	$(2,109)	$—	$—	$(182)

The difference between book basis and tax basis accumulated net investment income is primarily attributable to dividends payable.

At November 30, 2014, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Non-Expiring	Non-Expiring
Short-Term	Long-Term	Total
$182	$—	$182

Milestone Treasury Obligations Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2014

NOTE 5. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2014, the Financial Accounting Standard Board issued ASU No. 2014-11 “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures.” ASU No. 2014-11 makes limited changes to the accounting for repurchase agreements, clarifies when repurchase agreements and securities lending transactions should be accounted for as secured borrowings, and requires additional disclosures regarding these types of transactions. The guidance is effective for fiscal years beginning after December 15, 2014, and for interim periods within those fiscal years. Management is currently evaluating the impact ASU No 2014-11 will have on the Fund’s financial statements.

NOTE 6. SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of
Milestone Treasury Obligations Fund and
The Board of Trustees of
AdvisorOne Funds

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Milestone Treasury Obligations Fund (the “Fund”), a series of AdvisorOne Funds, as of November 30, 2014 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2014, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Milestone Treasury Obligations Fund as of November 30, 2014, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
January 29, 2015

Milestone Treasury Obligations Fund
ADDITIONAL INFORMATION (Unaudited)
November 30, 2014

FACTORS CONSIDERED BY THE TRUSTEES IN APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT*

At a regular meeting (the “Meeting”) of the Board of Trustees (the “Trustees” or the “Board”) of the AdvisorOne Funds (the “Trust”) held on January 24, 2013, the Board, including a majority of the Trustees who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered the approval of an Investment Advisory Agreement (“Investment Advisory Agreement”) between the Trust and CLS Investments, LLC (“CLS” or the “Adviser”) on behalf of the Milestone Treasury Obligations Fund (the “Fund”).

The Board reviewed and discussed the written materials that were provided in advance of the Meeting and CLS’s oral presentation and deliberated on the approval of the Investment Advisory Agreement with respect to the Fund, in light of this information. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Investment Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Investment Advisory Agreement.

Nature, extent and quality of services. The Board reviewed materials provided by CLS related to the Investment Advisory Agreement, including CLS’s team approach to portfolio management. They reviewed a description of the manner in which investment decisions are made and executed, and discussed the benefits of the professional personnel performing services for the Fund and other Funds in the Trust, including the team of individuals that primarily monitor and execute the investment process, noting their combined experience of over 40 years. The Board discussed the extent of CLS’s research capabilities, and the emphasis placed on research. They also reviewed and discussed the quality of its compliance personnel and the experience of its fund management personnel. They noted with satisfaction the addition of a new chief investment officer in 2012, and CLS’s use of both internal and external resources to deliver its services. The Trustees thanked management for the very clear description of how the portfolio management team operates. The Board received satisfactory written responses from CLS with respect to a series of important questions, including whether CLS was involved in any lawsuits or pending regulatory actions; and whether CLS has procedures in place to allocate trades among its respective clients. The Board reviewed the description provided by CLS of its practices for monitoring compliance with the Fund’s investment limitations and noted that in 2012 CLS has added additional compliance personnel in an effort to magnify its focus on compliance. The Board reviewed the financial information provided by CLS and concluded that CLS has the financial resources to meet its obligations to the Fund. The Trustees viewed the overall services provided by CLS as satisfactory. They agreed that the recently hired chief investment officer is filling an important role by providing a single point of leadership to the portfolio management team, accountability to the Board, and consistency in approach among the team members. The Trustees noted with satisfaction that CLS continues to invest in compliance resources

Milestone Treasury Obligations Fund
ADDITIONAL INFORMATION (Unaudited) (Continued)
November 30, 2014

(including systems and personnel) and portfolio management resources (including subscriptions to research providers and an investment committee that includes some non-CLS participants). The Board concluded that CLS has provided quality and professional advisory services to the Fund.

Performance. The Board reviewed information on the investment performance of the Fund versus its respective benchmark for the one year, five year, ten year and since inception periods. ** The Board reviewed the Fund’s historical performance and concluded that performance, in light of current interest rates and CLS’s waiver of fees, was reasonable.

Fees and Expenses. The Board reviewed the advisory fees and expense ratios of the Fund compiled utilizing Morningstar statistics. The Board reviewed the advisory fee and expense ratio of the Fund and noted that it is the only money market fund managed by CLS, that the ten basis point advisory fee is lower than any advisory fee charged currently by CLS to any of its other clients, and that CLS has been waiving its fee due to historically low interest rates. The Board concluded that overall the total expense ratio of the Fund is very competitive, and that the fee waivers continued to benefit the Fund. The Board concluded that, based on the nature, extent and quality of the services provided, the advisory fee paid by the Fund is reasonable.

Economies of Scale. The Board considered whether economies of scale have been attained with respect to the management of the Fund, and whether there is potential for realization of any further economies of scale. After discussion, it was the consensus of the Board that, because of the current size of the Fund, CLS continues to waive a portion of its advisory fee in order to maintain the expense cap, and therefore the Board will not request any changes to the management fee structure at this time. The Board concluded that economies of scale would be re-evaluated in the future.

Profitability. The Board considered the profits realized by CLS in connection with the operation of the Fund, and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. It also considered the income and other benefits realized by CLS affiliates from activities and services provided to the Fund. As stated in the materials provided, CLS reported it did not receive payments from the Fund other than for advisory fees paid pursuant to the Investment Advisory Agreement. The Board reviewed CLS’s balance sheet as of September 30, 2012 and noted there were no adverse material changes in the financial condition of CLS since the approval of the Interim Advisory Agreement at the November 21, 2012 meeting. The Trustees reviewed the profitability analysis provided by CLS, and concluded that to the extent CLS earned a profit from a the Fund, the profits appeared reasonable and not excessive.

Conclusion. Having requested and received such information from CLS as the Board believed to be reasonably necessary to evaluate the terms of the Investment Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that approval of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.

Milestone Treasury Obligations Fund
ADDITIONAL INFORMATION (Unaudited) (Continued)
November 30, 2014

*	Due to the timing of the contract schedule, these deliberations may or may not relate to the current performance results of the Fund.

**	Although CLS began managing the Fund in 2011, prior performance was informative because one of the Fund’s portfolio managers has managed the Fund since its inception.

Milestone Treasury Obligations Fund
EXPENSE EXAMPLE (Unaudited)
November 30, 2014

As a shareholder of the Fund, you incur ongoing costs, including advisory fees; administration fees; shareholder service fees; distribution fees (Premium Shares); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2014 through November 30, 2014.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual		(5% return before expenses)
	Portfolio’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account Value	Account Value	Paid During	Account Value	Paid During
	Expense Ratio	6/1/14	11/30/14*	Period**	11/30/14*	Period**
Milestone Treasury Obligations Fund:
Investor Class	0.06%	$1,000.00	$1,000.00	$0.30	$1,024.77	$0.30
Institutional Class	0.06%	$1,000.00	$1,000.00	$0.30	$1,024.77	$0.30
Financial Class	0.06%	$1,000.00	$1,000.00	$0.30	$1,024.77	$0.30
Premium Class	0.06%	$1,000.00	$1,000.00	$0.30	$1,024.77	$0.30

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (365).

**	Annualized.

Milestone Treasury Obligations Fund
Additional Information (Unaudited) (Continued)
November 30, 2014

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office(1)	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Gary W. Lanzen 1954	Trustee Since 2003	Retired (since December 31, 2012), President, Orizon Investment Counsel, LLC (2000-2010); Chief Investment Officer, Orizon Investment Counsel, LLC, (2000- 2011)	16	Northern Lights Fund Trust and Northern Lights Variable Trust (96 portfolios), Alternative Strategies Fund
Larry A. Carter 1952	Trustee Since February 2012	Consultant to private equity clients on grain processing industry (since 2004).	16	NONE
John W. Davidson 1946	Trustee Since February 2012	Creator, author and founder of John Davidson’s Economic Comments (2009-Present).	16	NONE
Edward D. Foy 1952	Trustee Since February 2012	President and Chief Investment Officer of Foy Financial Services, Inc. (1987-Present).	16	NONE

Milestone Treasury Obligations Fund
Additional Information (Unaudited) (Continued)
November 30, 2014

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office(1)	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Todd Clarke(3) 1969	Trustee since November 2012	Chief Executive Officer and Manager, CLS Investments, LLC (since September 2012); President, CLS Investments, LLC (2004-2012); Director, Constellation Trust Company (since February 2013)	16	NONE
Eric Clarke(4) 1973	Trustee since November 2012	President and Manager, Orion Advisor Services, LLC (since 2004); President and Director, Constellation Trust Company (since 2004).	16	NONE
Ryan Beach 1977	President since November 2012	President of the Trust (since November 2012), President, CLS Investments, LLC (since September 2012); Associate General Counsel, NorthStar Financial Services Group, LLC (2011-2012); Attorney, Scudder Law Firm, P.C., L.L.O. (2005-2011).	N/A	N/A
Brian Nielsen(5) 1972	Secretary and Chief Legal Officer Since 2003	Secretary and Chief Legal Officer of the Trust; General Counsel (from 2001 to 2014) and Secretary (since 2001) of CLS Investments, LLC; General Counsel (from 2001 to 2014) and Secretary (since 2001) of Orion Advisor Services, LLC; Manager (since 2012), General Counsel and Secretary (since 2003) of NorthStar Financial Services Group, LLC; CEO (since 2012), General Counsel (from 2003 to 2014) and Secretary (since 2003), Manager (since 2005), President (from 2005 to 2013) of Northern Lights Distributors, LLC; Director, Secretary and General Counsel (since 2004) of Constellation Trust Company; Manager (since 2008), General Counsel and Secretary (since 2011), Assistant Secretary (from 2004 to 2011) of Northern Lights Compliance Services, LLC; Trustee (since 2011) of Northern Lights Fund Trust II; General Counsel and Secretary (since 2011) and Assistant Secretary (from 2004 to 2011) of Gemcom, LLC; General Counsel (from 2012 to 2014) and Secretary (since 2012) and Assistant Secretary (from 2003 to 2012) of Gemini Fund Services, LLC; Manager (since 2012) of Arbor Point Advisors, LLC; General Counsel (from 2013 to 2014) and Secretary (since 2013) of Gemini Hedge Fund Services, LLC; General Counsel (from 2013 to 2014) and Secretary (since 2013) of Gemini Alternative Funds, LLC; Assistant Secretary (from 2011 to 2013) of Northern Lights Fund Trust; and Assistant Secretary (from 2011 to 2013) of Northern Lights Variable Trust.	N/A	N/A
Michael J. Wagner 80 Arkay Drive Hauppauge, NY 11788 1950	Chief Compliance Officer Since 2006	President (April 2006-present) of Northern Lights Compliance Services, LLC.	N/A	N/A
Brian Curley 80 Arkay Drive Hauppauge, NY 11788 1972	Treasurer Since October 2014	Assistant Vice President, of Fund Administration, Gemini Fund Services, LLC since 2012, Senior Associate, of Fund Controllers Department at Goldman Sachs Asset Management (2008-2012).	N/A	N/A

(1)	The term of office for each Trustee and officer listed above will continue indefinitely.

(2)	The term “Fund Complex” refers to the AdvisorOne Funds Trust, including the series of the Trust that may have filed registration statements with the SEC but may not yet be operational.

(3)	Todd Clarke is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with CLS Investments, LLC (investment adviser to certain funds of the Trust). Mr. Clarke is the brother of Eric Clarke and the brother-in-law of Brian Nielsen.

(4)	Eric Clarke is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Orion Advisor Services, LLC and Constellation Trust Company, both affiliates of CLS Investments, LLC and is the brother of Todd Clarke and brother-in-law of Brian Nielsen.

(5)	Brian Nielsen is the brother-in-law of Todd Clarke and Eric Clarke.

Rev. Jul. 2014

FACTS	WHAT DOES ADVISORONE FUNDS (“ADVISORONE”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	● Social Security number ● Employment information ● Account balances	● Account transactions ● Income ● Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer’s personal information; the reasons AdvisorOne chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does AdvisorOne share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call (866) 811-0225 or go to www.advisoronefunds.com

Who we are
Who is providing this notice?	AdvisorOne Funds
What we do
How does AdvisorOne protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does AdvisorOne collect my personal information?	We collect your personal information, for example, when you
	● open an account ● give us your income information ● provide employment information	● provide account information ● give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

●    sharing for affiliates’ everyday business purposes—information about your creditworthiness

●    affiliates from using your information to market to you

●    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

The following companies may be considered affiliates of AdvisorOne:

●    CLS Investments, LLC

●    NorthStar Financial Services Group, LLC

●    Gemcom, LLC

●    Gemini Alternative Funds, LLC

●    Gemini Hedge Fund Services, LLC

●    Gemini Fund Services, LLC

●    Northern Lights Compliance Services, LLC

●    Northern Lights Distributors, LLC

●    Orion Advisor Services, LLC

●    Constellation Trust Company

●    NorthStar Holdings, LLC

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● AdvisorOne does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. ● Our joint marketing partners include other financial service companies.

Adviser
CLS Investments, LLC
17605 Wright Street, Suite 2
Omaha, NE 68130

Administrator
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

Distributor
Northern Lights Distributors, LLC
17605 Wright Street, Suite 2
Omaha, NE 68130
1-866-811-0225

Transfer Agent
Gemini Fund Services, LLC
17605 Wright Street, Suite 2
Omaha, NE 68130
1-866-811-0225

Custodian
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Legal Counsel
Thompson Hine LLP
41 South High Street, Suite 1700
Columbus, OH 43215

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

This report is authorized for distribution only to current shareholders and to others who have received a copy of The Milestone Fund’s prospectus.

A description of the Funds proxy voting policies and procedures is available without charge and Upon request by calling 1-866-811-0225 or by accessing the Securities and Exchange Commission’s (“Commission”) website at http://www.sec.gov.

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by calling 1-866-811-0225 or accessing the Funds’ Form N-PX on the Commission’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC website at http://www.sec.gov. The Fund’s Form N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling (800)-SEC-0330.

Milestone Treasury Obligations Fund
17605 Wright Street, Suite 2, Omaha, NE 68130
1-866-811-0225

Item 2. Code of Ethics.

(a) The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b) Not applicable.

(c) Amendments:

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers:

During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) Not applicable.

(f) Not applicable.

Item 3. Audit Committee Financial Expert.

(a) The registrant’s Board of Trustees has determined that it has two audit committee financial experts serving on its audit committee, each of whom is an “independent” Trustee: John D. Gilliam, and Allen Lee Sessoms. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees
	FY 2014	$ 14,317
	FY 2013	$ 13,900

(b)	Audit-Related Fees
	FY 2014	$ 0
	FY 2013	$ 0
Nature of the fees:

(c)	Tax Fees
	FY 2014	$ 3,597
	FY 2013	$ 3,300
Nature of the fees: Preparation of federal and state tax returns and review of dividend calculations.

(d)	All Other Fees
		Registrant	Adviser
	FY 2014	$ 0	$ 0
	FY 2013	$ 0	$ 0
Nature of the fees:

(e) (1) Audit Committee’s Pre-Approval Policies

Per Rule 2-01(c)(7)(A), the Audit Committee pre-approves all of the Audit, Audit-Related, Tax and Other Fees of the Registrant.

(2)	Percentages of 2011 Services Approved by the Audit Committee

100% of services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(A) of Rule 2-01 of Regulation S-X.

(f) No response required.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

	Registrant	Adviser
FY 2014	$3,175	None
FY 2013	$3,175	None
Nature of the fees:

(h) Not applicable. All non-audit services to the registrant were pre-approved by the Audit Committee for FY 2013.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Funds. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith..

(a)(3) Not applicable.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AdvisorOne Funds

By (Signature and Title)

/s/ Ryan Beach

Ryan Beach, President

Date 2/6/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Ryan Beach

Ryan Beach, President

Date 2/6/15

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Treasurer

Date 2/6/15